Accrued Interest - Related Party (Details Narrative) (10-K) - USD ($)																											3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 08, 2018	Dec. 01, 2017	Jun. 06, 2016	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Debt	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 30,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 15,000	$ 100,000	$ 100,000	$ 30,000	$ 50,000
Debt Instrument, Interest rate																												3.00%	3.00%
Loans payable amount																												$ 1,192,000	$ 642,000	$ 322,000
In-kind contribution of interest																											$ 10,457	21,972	22,337	11,909
Accrued interest																											$ 7,033	$ 14,161	$ 15,581	$ 7,071
Loan One [Member]
Proceeds from Debt													$ 17,000